Financial Instruments - Summary of credit exposure relating to trade receivables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Allowance for expected credit Losses	¥ (7,343)	¥ (8,366)	¥ (7,771)
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount of a financial asset	679,496	665,556
Trade receivables [member] | Gross carrying amount of a financial asset [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount of a financial asset	686,839	673,922
Trade receivables [member] | Allowance for expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for expected credit Losses	¥ (7,343)	¥ (8,366)